ILFC Transaction (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended			0 Months Ended	8 Months Ended	0 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2014 item	Dec. 31, 2013		May 14, 2014	Dec. 31, 2014 item	May 13, 2014	May 15, 2014	Dec. 31, 2012		Dec. 31, 2011
Business Acquisition [Line Items]
Transaction and integration related expenses	$ 26,300,000	$ 148,792,000	$ 10,959,000
Weighted Average Discount Rate, Percent		7.00%
Number of aircraft	1,132	1,132				1,132
Cash and cash equivalents	1,490,369,000	1,490,369,000	295,514,000	[1]		1,490,369,000			520,401,000	[1]	411,081,000	[1]
Maintenance rights intangible	418,035,000	418,035,000				418,035,000
Deferred income tax liability	283,863,000	283,863,000	61,842,000			283,863,000		23,300,000
Valuation allowance on tax assets	61,933,000	61,933,000				61,933,000					54,357,000
Flight Equipment, Contracted Leases [Member]
Business Acquisition [Line Items]
Percentage of asset measured fair value		50.00%
Flight Equipment, Residual Values [Member]
Business Acquisition [Line Items]
Percentage of asset measured fair value		30.00%
Flight Equipment, Extensions Or New Leases [Member]
Business Acquisition [Line Items]
Percentage of asset measured fair value		15.00%
Flight Equipment, Sales Of Parts Residual Values [Member]
Business Acquisition [Line Items]
Percentage of asset measured fair value		5.00%
Minimum [Member] | Flight Equipment Held For Operating Leases [Member]
Business Acquisition [Line Items]
Fair value inputs, discount rate		6.00%
Maximum [Member] | Flight Equipment Held For Operating Leases [Member]
Business Acquisition [Line Items]
Fair value inputs, discount rate		10.00%
Unsecured Debt [Member]
Business Acquisition [Line Items]
Aggregate principal amount of notes issued	14,900,000,000	14,900,000,000				14,900,000,000
ILFC [Member]
Business Acquisition [Line Items]
Percentage of voting interest sold by counterparty	100.00%	100.00%				100.00%
Cash consideration					2,400,000,000
ILFC Transaction, shares					97,560,976
Consideration transferred					6,957,641,000
AerCap's share price					$ 46.59
Total revenues and other income						2,623,400,000
Net income						687,800,000
Number of aircraft	317	317				317
Market Auction Preferred Stock, liquidation value (in dollars per share)	$ 100,000	$ 100,000				$ 100,000
Dividend rate for MAPS (as a percent)		0.333%
Deferred income tax liability								4,100,000,000
ILFC [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Market Auction Preferred Stock, shares issued	500	500				500
Market Auction Preferred Stock, shares outstanding	500	500				500
ILFC [Member] | Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Market Auction Preferred Stock, shares issued	500	500				500
ILFC [Member] | Boeing 787 Aircraft [Member]
Business Acquisition [Line Items]
Number of aircraft	64	64				64
ILFC [Member] | Boeing 737-800 Aircraft [Member]
Business Acquisition [Line Items]
Number of aircraft	27	27				27
ILFC [Member] | A-320 [Member]
Business Acquisition [Line Items]
Number of aircraft	206	206				206
ILFC [Member] | A350-900 Aircraft [Member]
Business Acquisition [Line Items]
Number of aircraft	20	20				20
ILFC [Member] | Senior Notes [Member]
Business Acquisition [Line Items]
Period for reset of dividend rate for each series of MAPS, other than the initial rate, for each dividend period		49 days
ILFC [Member] | Unsecured Debt [Member] | Senior Notes [Member]
Business Acquisition [Line Items]
Aggregate principal amount of notes issued					2,600,000,000
Number of tranches					3
AIG [Member]
Business Acquisition [Line Items]
Ownership percentage of the combined company held by third party					46.00%
AIG [Member] | AerCap Ireland [Member] | Unsecured Debt [Member]
Business Acquisition [Line Items]
Credit facility, current borrowing capacity					1,000,000,000
AIG [Member] | AerCap Ireland [Member] | Unsecured Debt [Member] | Revolving Credit Facility [Member]
Business Acquisition [Line Items]
Credit facility, current borrowing capacity					1,000,000,000
AIG [Member] | ILFC [Member]
Business Acquisition [Line Items]
Special distribution paid							$ 600,000,000

[1]	Certain reclassifications have been made to the Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012 to reflect the current year presentation. Refer to Note 2 - Basis for presentation.